Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted average effective interest rate	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2017
Trade and other accounts payable		$11,392	75	59	—	—	11,526
Amounts due to related parties		35	—	—	—	—	35
Other payables and accruals*		28,087	28,995	1,410	—	—	58,492
Other non-current liabilities*		—	—	—	579	1,006	1,585
Variable interest loans	3.70%	67,331	21,152	154,902	1,887,806	400,935	2,532,126
NOK Bonds		—	6,733	22,513	206,427	255,054	490,727
Finance lease liability		1,516	2,885	13,448	71,443	235,393	324,685

Total		$108,361	59,840	192,332	2,166,255	892,388	3,419,176

December 31, 2018
Trade and other accounts payable		$11,627	58	205	—	—	11,890
Amounts due to related parties		169	—	—	—	—	169
Other payables and accruals*		31,835	52,782	2,200	—	—	86,817
Other non-current liabilities		—	—	—	637	1,059	1,696
Variable interest loans	4.68%	44,041	37,047	531,292	1,624,313	706,009	2,942,702
Bonds		—	7,526	22,513	397,366	—	427,405
Finance lease liability		1,516	2,885	13,448	71,443	217,544	306,836

Total		$89,188	100,298	569,658	2,093,759	924,612	3,777,515

*	Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2017
Interest rate swaps	20	249	1,343	(12,602)	—	(10,990)
Cross currency swaps	—	117	456	(4,863)	—	(4,290)
Forward foreign exchange contracts	(239)	(473)	(1,492)	—	—	(2,204)

Total	(219)	(107)	307	(17,465)	—	(17,484)

December 31, 2018
Interest rate swaps	(161)	(442)	(5,546)	(235)	(2,120)	(8,504)
Cross currency swaps	—	108	407	914	—	1,429
Forward foreign exchange contracts	250	474	715	—	—	1,439

Total	89	140	(4,424)	679	(2,120)	(5,636)

Summary of credit risk exposure

	As of December 31,
	2017	2018
Cash and cash equivalents	384,092	342,594
Short-term investments	—	25,000
Trade and other receivables	10,706	20,244
Dividends receivable and other amounts due from related parties	8,666	33,395
Derivative financial instruments	18,211	15,188